Share option (Details Narrative)		12 Months Ended
	Apr. 10, 2025 HKD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Share Option
Share option description		On April 30, 2024, the Group granted an advisor share option equivalent to 2.5% of total number of issued shares of the Company immediately prior to the company’s initial public offering with no vesting period. According to the addition terms and conditions on the share option granted to the advisor, the share option is contingent upon the occurrence of a performance condition (i.e. the successful listing of the Company’ shares on Nasdaq), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment. Therefore, no share-based payment expense was recorded during the year December 31, 2024.	On April 30, 2024, the Group granted an advisor share option equivalent to 2.5% of total number of issued shares of the Company immediately prior to the company’s initial public offering with no vesting period. According to the addition terms and conditions on the share option granted to the advisor, the share option is contingent upon the occurrence of a performance condition (i.e. the successful listing of the Company’ shares on Nasdaq), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment. Therefore, no share-based payment expense was recorded during the year December 31, 2024.
Share based payment	$ 11,700,000	$ 1,503,218	$ 11,700,000
Ordinary shares granted | shares	375,000
Ordinary value of share option | $	$ 4